Equity (Details) - USD ($)						1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 22, 2022	Nov. 02, 2021	Apr. 14, 2021	Apr. 01, 2021	Jul. 30, 2018	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 20, 2021
Equity (Details) [Line Items]
Common stock, shares authorized	3,000,000,000									499,560,659
Common stock, par value (in Dollars per share)							$ 0.00001		$ 0.00001	$ 0.00001
Common stock vote, description										The holders of the Company’s common stock are entitled to one vote per share.
Common stock, shares issued										145,713,591
Common stock, shares outstanding										145,638,212
Shares issued				35,588,548					124,218,268
Acquired shares				4,500
Equity outstanding, percentage				28.65%
Value of shares (in Dollars)				$ 12,000,000				$ 100,000
Reverse merger, description			As a result of the reverse merger, the Company recognized the 494,311 shares outstanding of the existing Sysorex Shareholders and the 75,379 shares of Treasury stock of Sysorex that are part of the legal capital structure. The Company recorded $0.03 million as purchase consideration on the recognition of the existing Sysorex Shareholders share by the reporting entity.
Merger agreement, description										As discussed in Note 3, the majority of the Sysorex debt, certain liabilities classified as current and a forward consulting contract with a former Sysorex Board Member (the “Debt Items”) aggregating $19.4 million were converted to 34,097,255 Sysorex shares when fully issued (the “Sysorex Recapitalization”). 25,985,633 shares were immediately issued, prefunded rights were exchanged from an investor’s issued shares for 5,111,622 shares which were subsequently issued on March 24, 2022, and the right to receive 3,000,000 shares of Sysorex stock at a future date at the option of the holder subject to certain events.
Pre-merger shares										2,577,000
Investment interest rate		50.00%
Purchase obligation (in Dollars)		$ 1,000,000
Restricted common stock shares issued		40,000.00
Sale of stock price per share (in Dollars per share)		$ 0.00001
Restricted stock value shares issued net of tax withholdings (in Dollars)		$ 400,000
Equity incentive plan description					The aggregate maximum number of shares of common stock for which stock options or awards may be granted pursuant to the 2018 Plan is 80,000, which number will be automatically increased on the first day of each quarter, beginning on January 1, 2019 and for each quarter thereafter, by a number of shares of common stock equal to the least of (i) 10,000 shares,(ii) 10% of the shares of common stock issued and outstanding on that date, or (iii) a lesser number of shares that may be determined by the board. No awards may be issued after July 30, 2028.
Common stock reserved											8,000,000
Shares of common stock	3,000,000,000									1,656,000
Derived service period amount (in Dollars)										$ 400,000
Fair value of common stock per share (in Dollars per share)										$ 0.24
Stock-based compensation (in Dollars)										$ 60,000.00
Unrecognized stock-based compensation (in Dollars)										$ 340,000
Weighted average contractual term, per share (in Dollars per share)										$ 4.61
Unrecognized stock compensation (in Dollars)										$ 200,000
Capital stock conversion description									On September 22, 2022, the Company’s stockholders voted to approve an amendment to the Articles of Incorporation to increase the total number of authorized shares of the Company’s capital stock from 510,000,000 shares, par value $0.00001 per share, to 3,010,000,000 shares, of which 3,000,000,000 shares will be designated as common stock and 10,000,000 shares will be designated as preferred stock, in accordance with the voting results listed below.
Common stock, shares issued							66,431,920		736,609,855	145,713,591
Common stock, shares outstanding							66,431,920		736,534,476	145,638,212
Weighted average contractual term									3 years 9 months 18 days
Warrants granted									3,219,824
Accrued liabilities (in Dollars)									$ 200,000
2018 Plan [Member]
Equity (Details) [Line Items]
Stock option description										The option price must be at least 100% of the fair market value on the date of grant and if an Incentive Stock Option is issued to a 10% or greater shareholder the grant must be 110% of the fair market value on the date of the grant.
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares authorized										499,560,659
Common stock, par value (in Dollars per share)										$ 0.00001
Value of shares (in Dollars)
Preferred Stock [Member]
Equity (Details) [Line Items]
Preferred stock, shares issued										10,000,000
Preferred stock, par value (in Dollars per share)										$ 0.00001
Moon Manager LLC [Member]
Equity (Details) [Line Items]
Aggregate of amount proceeds (in Dollars)							$ 66,431,920
Shares issued						14,607,980
Additional shares purchased						2,000,000
Common Stock [Member]
Equity (Details) [Line Items]
Restricted common stock shares issued		1,000,000